REPOSITIONING AND OTHER CHARGES	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
REPOSITIONING AND OTHER CHARGES	REPOSITIONING AND OTHER CHARGES
A summary of net repositioning and other charges follows:

	Years Ended December 31,
	2023	2022	2021
Severance	$162	$122	$80
Asset impairments	41	176	117
Exit costs	139	122	134
Reserve adjustments	(56)	(56)	(13)
Total net repositioning charges	286	364	318
Asbestos-related charges, net of insurance and reimbursements	534	532	129
Probable and reasonably estimable environmental liabilities, net of reimbursements	44	28	22
Other charges	(4)	342	100
Total net repositioning and other charges	$860	$1,266	$569
The following table summarizes the pre-tax distribution of total net repositioning and other charges by classification in the Consolidated Statement of Operations:

	Years Ended December 31,
	2023	2022	2021
Cost of products and services sold	$680	$572	$457
Selling, general and administrative expenses	172	309	112
Other (income) expense	8	385	—
Total net repositioning and other charges	$860	$1,266	$569
The following table summarizes the pre-tax amount of total net repositioning and other charges by reportable business segment. These amounts are excluded from segment profit as described in Note 22 Segment Financial Data:

	Years Ended December 31,
	2023	2022	2021
Aerospace Technologies	$23	$41	$62
Industrial Automation	139	395	280
Building Automation	58	63	13
Energy and Sustainability Solutions	23	125	12
Corporate and All Other	617	642	202
Total net repositioning and other charges	$860	$1,266	$569
NET REPOSITIONING CHARGES
In 2023, the Company recognized gross repositioning charges totaling $342 million, including severance costs of $162 million related to workforce reductions of 5,854 manufacturing and administrative positions mainly in the Company's Industrial Automation and Building Automation reportable business segments. The workforce reductions related to productivity and ongoing functional transformation initiatives. The repositioning charges included asset impairments of $41 million related to the write-down of certain assets within the Company's Industrial Automation reportable business segment and corporate function. The repositioning charges included exit costs of $139 million related to current period costs incurred for closure obligations associated with site transitions in the Company's Industrial Automation reportable business segment. Also, $56 million of previously established reserves, primarily for severance, were returned to income due to higher-than-expected voluntary exits and adjustments to the scope of previously announced repositioning actions.
In 2022, the Company recognized repositioning charges totaling $420 million, including severance costs of $122 million related to workforce reductions of 4,345 manufacturing and administrative positions mainly in the Company's Industrial Automation reportable business segment. The workforce reductions related to our productivity and ongoing functional transformation initiatives. The repositioning charges included asset impairments of $176 million related to the write-down of certain manufacturing and other equipment, primarily related to closing and relocating the production of certain respiratory manufacturing from a U.S.-based facility to a non-U.S. facility in the Company's Industrial Automation reportable business segment. The repositioning charges included exit costs of $122 million related to current period costs incurred for closure obligations associated with site transitions in the Company's Energy and Sustainability Solutions, Aerospace Technologies, and Industrial Automation reportable business segments. Also, $56 million of previously established reserves, primarily for severance, were returned to income due to higher than expected voluntary exits and adjustments to the scope of previously announced repositioning actions.
In 2021, the Company recognized repositioning charges totaling $331 million, including severance costs of $80 million related to workforce reductions of 6,432 manufacturing and administrative positions mainly in the Company's Industrial Automation and Aerospace Technologies reportable business segments. The workforce reductions were primarily related to the realignment of a product line in the Company's Industrial Automation reportable business segment, site transitions, mainly in the Aerospace Technologies reportable business segment, to more cost-effective locations, and the Company's productivity and ongoing functional transformation initiatives. The repositioning charges included asset impairments of $117 million primarily related to the write-down of certain manufacturing and other equipment. The repositioning charges included exit costs of $134 million primarily for current period exit costs incurred for previously approved repositioning projects, closure obligations associated with site transitions, and lease obligations for equipment. Also, $13 million of previously established reserves, primarily for severance, were returned to income due to adjustments to the scope of previously announced repositioning actions.
The following table summarizes the status of the Company's total repositioning reserves:

	Severance Costs	Asset Impairments	Exit Costs	Total
Balance at December 31, 2020	$527	$—	$74	$601
Charges	80	117	134	331
Usage—cash	(299)	—	(83)	(382)
Usage—noncash	—	(119)	—	(119)
Divestitures	—	—	—	—
Adjustments	(14)	2	(1)	(13)
Foreign currency translation	(5)	—	(2)	(7)
Balance at December 31, 2021	289	—	122	411
Charges	122	176	122	420
Usage—cash	(135)	—	(140)	(275)
Usage—noncash	—	(168)	(15)	(183)
Divestitures	—	—	—	—
Adjustments	(42)	(8)	(6)	(56)
Foreign currency translation	1	—	(9)	(8)
Balance at December 31, 2022	235	—	74	309
Charges	162	41	139	342
Usage—cash	(173)	—	(121)	(294)
Usage—noncash	—	(36)	—	(36)
Divestitures	—	(4)	(5)	(9)
Adjustments	(42)	(1)	(13)	(56)
Foreign currency translation	6	—	17	23
Balance at December 31, 2023	$188	$—	$91	$279
Certain repositioning projects will recognize exit costs in future periods when the actual liability is incurred. Such exit costs incurred in 2023, 2022, and 2021 were $62 million, $63 million, and $45 million, respectively.
OTHER CHARGES
In 2022, the Company recognized $295 million of Other charges related to the initial suspension and the wind down of our business and operations in Russia. These costs impacted all reportable business segments, with the most significant impact within the Industrial Automation and Energy and Sustainability Solutions reportable business segments. The Other charges include costs recorded in Cost of products sold, Selling, general and administrative expenses, or Other (income) expense in the Consolidated Statement of Operations. Cost of products and services sold includes $65 million primarily related to inventory reserves and the write-down of other assets, Selling, general and administrative includes $185 million primarily related to reserves against outstanding accounts receivable and contract assets, impairment of intangible assets, the write-down of other assets, and employee severance, and Other (income) expense includes $45 million related to foreign exchange revaluation on an intercompany loan with a Russian affiliate, impairment of property, plant and equipment, and expenses for called guarantees. Directly attributable to our wind down of businesses and operations in Russia, but excluded from Other charges, is a $2 million tax valuation allowance recorded to Tax expense in the Consolidated Statement of Operations.
Given the uncertainty inherent in the Company's remaining obligations related to contracts with Russian counterparties, the Company does not believe it is possible to develop estimates of reasonably possible loss in excess of current accruals for these matters (other than as specifically set forth above). Based on available information to date, the Company’s estimate of potential future losses or other contingencies related to suspension and wind down activities, including any guarantee payments or any litigation costs or as otherwise related to the Company's wind down in Russia, could adversely affect the Company's consolidated results of operations in the periods recognized but would not be material with respect to the Company's consolidated financial position. See Note 19 Commitments and Contingencies for a discussion of the recognition and measurement of estimate for contingencies.
Additionally, for the years ended December 31, 2022, and 2021, Other charges include $41 million and $105 million, respectively, of incremental long-term contract labor cost inefficiencies due to severe supply chain disruptions (attributable to the COVID-19 pandemic) relating to the warehouse automation business within the Industrial Automation reportable business segment. Certain of these costs incurred include amounts and provisions for anticipated losses recognized during 2022 and 2021 when total estimated costs at completion for certain of the business’ long-term contracts exceeded total estimated revenue. These costs represent unproductive labor costs due to unexpected supply delays and the resulting downstream installation issues, demobilization and remobilization of contract workers, and resolution of contractor disputes. These costs do not include normal operational inefficiencies experienced during a challenging operating environment in 2022 and 2021.